Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Product Information [Line Items]
Net sales, total	$ 185,275	$ 162,950	$ 181,342
Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	173,872	153,428	167,819
Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	11,403	9,522	13,523
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	85,226	85,798	90,522
Jewelry and Other [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	75,401	77,611	78,586
Jewelry and Other [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	9,825	8,187	11,936
Timepieces [Member]
Product Information [Line Items]
Net sales, total	100,049	77,152	90,820
Timepieces [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	98,471	75,817	89,233
Timepieces [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	$ 1,578	$ 1,335	$ 1,587